BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation and significant accounting policies [Abstract]
General information
i)	General information

Trinity Biotech develops, acquires, manufactures and markets medical diagnostic products for the clinical laboratory and point-of-care segments of the diagnostic market. These products are used to detect autoimmune, infectious and sexually transmitted diseases, diabetes and disorders of the liver and intestine. Trinity Biotech is a significant provider of raw materials to the life sciences and research industries globally. Trinity Biotech also operates a licenced reference laboratory that specializes in diagnostics for autoimmune diseases.

Statement of compliance
ii)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) both as issued by the International Accounting Standards Board (“IASB”) and as subsequently adopted by the European Union (“EU”) (together “IFRS”). The IFRS applied are those effective for accounting periods beginning January 1, 2018. Consolidated financial statements are required by Irish law to comply with IFRS as adopted by the EU which differ in certain respects from IFRS as issued by the IASB. These differences predominantly relate to the timing of adoption of new standards by the EU. However, in relation to the 2018 consolidated financial statements there are no differences regarding the effective date of new IFRS relevant to Trinity Biotech as issued by the IASB and as adopted by the EU. In relation to prior periods presented, none of the differences are relevant in the context of Trinity Biotech and the consolidated financial statements comply with IFRS both as issued by the IASB and as adopted by the EU.

Basis of preparation
iii)	Basis of preparation

The consolidated financial statements have been prepared in United States Dollars (US$), rounded to the nearest thousand, under the historical cost basis of accounting, except for derivative financial instruments, certain balances arising on acquisition of subsidiary entities and share-based payments which are initially recorded at fair value. Derivative financial instruments are also subsequently revalued and carried at fair value.

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements made by management that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year are discussed in Note 31.

Having considered the Group’s current financial position and cashflow projections, the directors believe that the Group will be able to continue in operational existence for at least the next 12 months from the date of approval of these consolidated financial statements and that it is appropriate to continue to prepare the consolidated financial statements on a going concern basis.

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements. The accounting policies have been applied consistently by all Group entities.

Basis of consolidation
iv)	Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and reporting policies of an entity so as to obtain benefits from its activities. In assessing control, potential voting rights that presently are exercisable or convertible are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances and any unrealised gains or losses or income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

Property, plant and equipment
v)	Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less any accumulated depreciation and any impairment losses (see Note 1(viii)). The cost of self-constructed assets includes the cost of materials, direct labour and attributable overheads. It is not Group policy to revalue any items of property, plant and equipment.

Depreciation is charged to the statement of operations on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:

• Leasehold improvements	5-15 years

• Buildings	50 years

• Office equipment and fittings	10 years

• Computer equipment	3-5 years

• Plant and equipment	5-15 years

Land is not depreciated. The residual values, if not insignificant, useful lives and depreciation methods of property, plant and equipment are reviewed and adjusted if appropriate on a prospective basis, at each balance sheet date. There were no changes to useful lives in the year.

Leased assets – as lessee

Leases under terms of which the Group assumes substantially all the risks and rewards of ownership are classified as finance leases. Property, plant and equipment acquired by way of finance lease is stated at an amount equal to the lower of its fair value and present value of the minimum lease payments at inception of the lease, less accumulated depreciation and any impairment losses. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in financial expenses in the statement of operations.

Depreciation is calculated in order to write-off the amounts capitalised over the estimated useful lives of the assets, or the lease term if shorter, by equal annual instalments. The excess of the total rentals under a lease over the amount capitalised is treated as interest, which is charged to the statement of operations in proportion to the amount outstanding under the lease. Leased assets are reviewed for impairment (see Note 1(viii)).

Leases other than finance leases are classified as “operating leases”, and the rentals thereunder are charged to the statement of operations on a straight-line basis over the period of the leases. Lease incentives are recognised in the statement of operations on a straight-line basis over the lease term.

Leased assets – as lessor

Leases where the Group substantially transfers the risks and benefits of ownership of the asset to the customer are classified as finance leases within finance lease receivables. The Group recognises the amount receivable from assets leased under finance leases at an amount equal to the net investment in the lease. Finance lease income is recognised as revenue in the statement of operations reflecting a constant periodic rate of return on the Group’s net investment in the lease.

Assets provided to customers under leases other than finance leases are classified as operating leases and carried in property, plant and equipment at cost and are depreciated on a straight-line basis over the useful life of the asset or the lease term, if shorter.

Subsequent costs

The Group recognises in the carrying amount of an item of property, plant and equipment the cost of replacing part of such an item when that cost is incurred if it is probable that the future economic benefits embodied within the item will flow to the Group and the cost of the replaced item can be measured reliably. All other costs are recognised in the statement of operations as an expense as incurred.

Goodwill
vi)	Goodwill

In respect of business combinations that have occurred since January 1, 2004 (being the transition date to IFRS), goodwill represents the difference between the cost of the acquisition and the fair value of the net identifiable assets acquired.

In respect of acquisitions prior to this date, goodwill is included on the basis of its deemed cost, which represents the amount recorded under the old basis of accounting, Irish GAAP, (“Previous GAAP”). Save for retrospective restatement of deferred tax as an adjustment to retained earnings in accordance with IAS 12, Income Taxes, the classification and accounting treatment of business combinations undertaken prior to the transition date were not reconsidered in preparing the Group’s opening IFRS balance sheet as at January 1, 2004.

To the extent that the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities acquired exceeds the cost of a business combination, the identification and measurement of the related assets, liabilities and contingent liabilities are revisited accompanied by a reassessment of the cost of the transaction, and any remaining balance is immediately recognised in the statement of operations.

At the acquisition date, any goodwill is allocated to each of the cash generating units expected to benefit from the combination’s synergies. Following initial recognition, goodwill is stated at cost less any accumulated impairment losses (see Note 1(viii)).

Intangibles, including research and development (other than goodwill)
vii)	Intangibles, including research and development (other than goodwill)

An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognised to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable (that is, capable of being divided from the entity and sold, transferred, licensed, rented or exchanged, either individually or together with a related contract, asset or liability) or when it arises from contractual or other legal rights, regardless of whether those rights are transferable or separable from the Group or from other rights and obligations.

Intangible assets acquired as part of a business combination are capitalised separately from goodwill if the intangible asset meets the definition of an asset and the fair value can be reliably measured on initial recognition. Subsequent to initial recognition, these intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses (Note 1(viii)). Intangible assets with definite useful lives are reviewed for indicators of impairment annually while intangible assets with indefinite useful lives and those not yet brought into use are tested for impairment annually, either individually or at the cash generating unit level.

Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalised if the product or process is technically and commercially feasible and the Group has sufficient resources to complete the development. The expenditure capitalised includes the cost of materials, direct labour and attributable overheads and third party costs. Subsequent expenditure on capitalised intangible assets is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates.

The technical feasibility of a new product is determined by a specific feasibility study undertaken at the first stage of any development project. The majority of our new product developments involve the transfer of existing product know-how to a new application. Since the technology is already proven in an existing product which is being used by customers, this facilitates the proving of the technical feasibility of that same technology in a new product.

The results of the feasibility study are reviewed by a design review committee comprising senior managers. The feasibility study occurs in the initial research phase of a project and costs in this phase are not capitalised.

The commercial feasibility of a new product is determined by preparing a discounted cash flow projection. This projection compares the discounted sales revenues for future periods with the relevant costs. As part of preparing the cash flow projection, the size of the relevant market is determined, feedback is sought from customers and the strength of the proposed new product is assessed against competitors’ offerings. Once the technical and commercial feasibility has been established and the project has been approved for commencement, the project moves into the development phase.

All other development expenditure is expensed as incurred. Subsequent to initial recognition, the capitalised development expenditure is carried at cost less any accumulated amortisation and any accumulated impairment losses (Note 1(viii)).

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognised in the statement of operations as an expense as incurred.

Expenditure on internally generated goodwill and brands is recognised in the statement of operations as an expense as incurred.

Amortisation

Amortisation is charged to the statement of operations on a straight-line basis over the estimated useful lives of intangible assets, unless such lives are indefinite. Intangible assets are amortised from the date they are available for use in its intended market. The estimated useful lives are as follows:

• Capitalised development costs	15 years

• Patents and licences	6-15 years

• Other (including acquired customer and supplier lists)	6-15 years

The Group uses a useful economic life of 15 years for capitalised development costs. This is a conservative estimate of the likely life of the products. The Group is confident that products have a minimum of 15 years life given the inertia that characterizes the medical diagnostics industry and the barriers to enter into the industry. The following factors have been considered in estimating the useful life of developed products:

(a)
once a diagnostic test becomes established, customers are reluctant to change to new technology until it is fully proven, thus resulting in relatively long product life cycles. There is also reluctance in customers to change to a new product as it can be costly both in terms of the initial changeover cost and as new technology is typically more expensive.

(b)
demand for the diagnostic tests is enduring and robust within a wide geographic base. The diseases that the products diagnose are widely prevalent (HIV, Diabetes and Chlamydia being just three examples) in many countries. There is a general consensus that these diseases will continue to be widely prevalent in the future.

(c)
there are significant barriers to new entrants in this industry. Patents and/or licences are in place for many of our products, though this is not the only barrier to entry. There is a significant cost and time to develop new products, it is necessary to obtain regulatory approval and tests are protected by proprietary know-how, manufacturing techniques and trade secrets.

Certain trade names acquired are deemed to have an indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate cash inflows for the Group.

Where amortisation is charged on assets with finite lives, this expense is taken to the statement of operations through the ‘selling, general and administrative expenses’ line.

Useful lives are examined on an annual basis and adjustments, where applicable, are made on a prospective basis.

Impairment
viii)	Impairment

The carrying amount of the Group’s assets, other than inventories, accounts receivable, cash and cash equivalents, short-term investments and deferred tax assets, are reviewed at each balance sheet date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount (being the greater of fair value less costs to sell and value in use) is assessed at each balance sheet date.

Fair value less costs to sell is defined as the amount obtainable from the sale of an asset or cash-generating unit in an arm’s length transaction between knowledgeable and willing parties, less the costs that would be incurred on disposal. Value in use is defined as the present value of the future cash flows expected to be derived through the continued use of an asset or cash-generating unit. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not yet been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities. For an asset that does not generate largely independent cash flows, the recoverable amount is determined by reference to the cash generating unit to which the asset belongs.

For goodwill, assets that have an indefinite useful life and intangible assets that are not yet available for use, the recoverable amount is estimated at each balance sheet date at the cash generating unit level. The goodwill and indefinite-lived assets were reviewed for impairment at December 31, 2017 and December 31, 2018. See Note 13.

In-process research and development (IPR&D) is tested for impairment on an annual basis, in the fourth quarter, or more frequently if impairment indicators are present, using projected discounted cash flow models. If IPR&D becomes impaired or is abandoned, the carrying value of the IPR&D is written down to its revised fair value with the related impairment charge recognised in the period in which the impairment occurs. If the fair value of the asset becomes impaired as the result of unfavorable data from any ongoing or future clinical trial, changes in assumptions that negatively impact projected cash flows, or because of any other information regarding the prospects of successfully developing or commercializing our programs, we could incur significant charges in the period in which the impairment occurs. The valuation techniques utilized in performing impairment tests incorporate significant assumptions and judgments to estimate the fair value, as described above. The use of different valuation techniques or different assumptions could result in materially different fair value estimates.

An impairment loss is recognised whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses are recognised in the statement of operations.

Impairment losses recognised in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units and then to reduce the carrying amount of other assets in the cash-generating units on a pro-rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

An impairment loss in respect of goodwill is not reversed.

Following recognition of any impairment loss (and on recognition of an impairment loss reversal), the depreciation or amortisation charge applicable to the asset or cash generating unit is adjusted prospectively with the objective of systematically allocating the revised carrying amount, net of any residual value, over the remaining useful life.

Inventories
ix)	Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is based on the first-in, first-out principle and includes all expenditure which has been incurred in bringing the products to their present location and condition, and includes an appropriate allocation of manufacturing overhead based on the normal level of operating capacity. Net realisable value is the estimated selling price of inventory on hand in the ordinary course of business less all further costs to completion and costs expected to be incurred in selling these products.

The Group provides for inventory, based on estimates of the expected realisability. The estimated realisability is evaluated on a case-by-case basis and any inventory that is approaching its “use-by” date and for which no further re-processing can be performed is written off. Any reversal of an inventory provision is recognised in the statement of operations in the year in which the reversal occurs.

Trade and other receivables
x)	Trade and other receivables

Trade receivables are amounts due from customers for products sold or services provided in the ordinary course of business. Trade and other receivables are stated at their amortised cost less impairment losses incurred. Cost approximates fair value given the short term nature of these assets. The Group records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. Expected credit losses are recorded on all of trade receivables based on an assessment of each individual debtor taking into account the probability of default or delinquency in payments and the probability that debtor will enter into financial difficulties or bankruptcy.

Trade and other payables
xi)	Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade and other payables are stated at cost. Cost approximates fair value given the short term nature of these liabilities.

Cash and cash equivalents
xii)	Cash and cash equivalents

Cash and cash equivalents comprise cash balances and short-term deposits which are readily available at year-end. Deposits with maturities less than six months as at the year end date are recognised as cash and cash equivalents and are carried at fair value. The Group has no short-term bank overdraft facilities. Where restrictions are imposed by third parties, such as lending institutions, on cash balances held by the Group these are treated as financial assets in the financial statements.

Short-term investments
xiii)	Short-term investments

Short-term investments comprise short-term bank deposits which have maturities greater than six months as at the year-end date. Short-term deposits made for varying periods depending on the immediate cash requirements of the Group and earn interest at the respective deposit rates in place. Where restrictions are imposed by third parties, such as lending institutions, on short-term deposits held by the Group these are treated as financial assets in the financial statements.

Share-based payments
xiv)	Share-based payments

For equity-settled share-based payments (share options), the Group measures the services received and the corresponding increase in equity at fair value at the measurement date (which is the grant date) using a trinomial model. Given that the share options granted do not vest until the completion of a specified period of service, the fair value, which is assessed at the grant date, is recognised on the basis that the services to be rendered by employees as consideration for the granting of share options will be received over the vesting period.

The share options issued by the Group are not subject to market-based vesting conditions as defined in IFRS 2, Share-based Payment. Non-market vesting conditions are not taken into account when estimating the fair value of share options as at the grant date; such conditions are taken into account through adjusting the number of equity instruments included in the measurement of the transaction amount so that, ultimately, the amount recognised equates to the number of equity instruments that actually vest. The expense in the statement of operations in relation to share options represents the product of the total number of options anticipated to vest and the fair value of those options; this amount is allocated to accounting periods on a straight-line basis over the vesting period. Given that the performance conditions underlying the Group’s share options are non-market in nature, the cumulative charge to the statement of operations is only reversed where the performance condition is not met or where an employee in receipt of share options relinquishes service prior to completion of the expected vesting period. Share based payments, to the extent they relate to direct labour involved in development activities, are capitalised, see Note 1(vii).

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised. The Group does not operate any cash-settled share-based payment schemes or share-based payment transactions with cash alternatives as defined in IFRS 2.

Government grants
xv)	Government grants

Grants that compensate the Group for expenses incurred such as research and development, employment and training are recognised as income in the statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are recognised in the statement of operations as other operating income on a systematic basis over the useful life of the asset.

Revenue recognition
xvi)	Revenue recognition

Goods sold and services rendered

The Group recognises revenue when it transfers control over a good or service to a customer. Revenue is recognised to the extent that it is probable that economic benefit will flow to the Group and the revenue can be measured. No revenue is recognised if there is uncertainty regarding recovery of the consideration due at the outset of the transaction or the possible return of goods. Revenue, including any amounts invoiced for shipping and handling costs, represents the value of goods and services supplied to external customers, net of discounts and rebates and excluding sales taxes.

Revenue from products is generally recorded as of the date of shipment, consistent with typical ex-works shipment terms. Where the shipment terms do not permit revenue to be recognised as of the date of shipment, revenue is recognised when the Group has satisfied all of its performance obligations to the customer in accordance with the shipping terms. Some contracts oblige the Group to ship product to the customer ahead of the agreed payment schedule. For these shipments, a contract asset is recognised when control over the goods has transferred to the customer. The financing component is insignificant as invoicing for these shipments occurs within a short period of time after shipment has occurred and standard 30 day credit terms apply.

The Group operates a licensed referenced laboratory in the US, which provides testing services to institutional customers and insurance companies. In the US, there are rules requiring all insurance companies to be billed the same amount per test. However, the amount that each insurance company pays for a particular test varies according to their own internal policies and this can typically be considerably less than the amount invoiced. We recognise lab services revenue for insurance companies by taking the invoiced amount and reducing it by an estimated percentage based on historical payment data. We review the percentage reduction annually based on the latest data. As a practical expedient, and in accordance with IFRS, we apply a portfolio approach to the insurance companies as they have similar characteristics. We judge that the effect on the financial statements of using a portfolio approach for the insurance companies will not differ materially from applying IFRS 15 to the individual contracts within that portfolio.

Revenue from services rendered is recognised in the statement of operations in proportion to the stage of completion of the transaction at the balance sheet date.

The Group leases instruments to customers typically as part of a bundled package. Where a contract has multiple performance obligations and its duration is greater than one year, the transaction price is allocated to the performance obligations in the contract by reference to their relative standalone selling prices. For contracts where control of the instrument is transferred to the customer, the fair value of the instrument is recognised as revenue at the commencement of the lease and is matched by the related cost of sale. Fair value is determined on the basis of standalone selling price. In the case where control of the instrument does not transfer to the customer, revenue is recognised on the basis of customer usage of the instrument. See also Note 1(v).

In obtaining these contracts, the Group incurs a number of incremental costs, such as sales bonus paid to sales staff commissions paid to distributors and royalty payments. As the amortisation period of these costs, if capitalised, would be less than one year, the Group makes use of the practical expedient in IFRS 15.94 and expenses them as they incur.

A receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

The Group’s obligation to provide a refund for faulty products under the standard warranty terms is recognised as a provision, see Note 23 for details.

Other operating income

Other operating income mainly comprises income recognised under Transitional Services Agreements (TSA) with Diagnostica Stago. As part of the divestiture of the Coagulation product line in April 2010, the Group entered into a TSA. The services provided by the Group to Stago under the TSA comprise canteen services. This income has not been treated as revenue since the TSA activities are incidental to the main revenue-generating activities of the Group.

Employee benefits
xvii)	Employee benefits

Defined contribution plans

The Group operates defined contribution schemes in various locations where its subsidiaries are based. Contributions to the defined contribution schemes are recognised in the statement of operations in the period in which the related service is received from the employee.

Other long-term benefits

Where employees participate in the Group’s other long-term benefit schemes (such as permanent health insurance schemes under which the scheme insures the employees), or where the Group contributes to insurance schemes for employees, the Group pays an annual fee to a service provider, and accordingly the Group expenses such payments as incurred.

Termination benefits

Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy.

Foreign currency
xviii)	Foreign currency

A majority of the revenue of the Group is generated in US Dollars. The Group’s management has determined that the US Dollar is the primary currency of the economic environment in which the Company and its subsidiaries (with the exception of the Group’s subsidiaries in Brazil, Canada and Sweden) principally operate. Thus the functional currency of the Company and its subsidiaries (other than the Brazilian, Canadian and Swedish subsidiaries) is the US Dollar. The functional currency of the Brazilian entity is the Brazilian Real, the functional currency of the Canadian subsidiary, Nova Century Scientific Inc, is the Canadian Dollar and the functional currency of the Swedish subsidiary is the Swedish Kroner. The presentation currency of the Company and Group is the US Dollar. Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange ruling at the balance sheet date. The resulting gains and losses are included in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Results and cash flows of subsidiary undertakings, which have a functional currency other than the US Dollar, are translated into US Dollars at average exchange rates for the year, and the related balance sheets have been translated at the rates of exchange ruling on the balance sheet date. Any exchange differences arising from the translations are recognised in the currency translation reserve via the statement of changes in equity.

Where Euro, Brazilian Real, Canadian Dollar or Swedish Kroner amounts have been referenced in this document, their corresponding US Dollar equivalent has also been included and these equivalents have been calculated with reference to the foreign exchange rates prevailing at December 31, 2018.

Hedging
xix)	Hedging

The activities of the Group expose it primarily to changes in foreign exchange rates and interest rates. The Group uses derivative financial instruments, from time to time, such as forward foreign exchange contracts to hedge these exposures.

The Group enters into forward contracts to sell US Dollars forward for Euro. The principal exchange risk identified by the Group is with respect to fluctuations in the Euro as a substantial portion of its expenses are denominated in Euro but its revenues are primarily denominated in US Dollars. Trinity Biotech monitors its exposure to foreign currency movements and may use these forward contracts as cash flow hedging instruments whose objective is to cover a portion of this Euro expense.

At the inception of a hedging transaction entailing the use of derivatives, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its quarterly assessment of the effectiveness of the hedge in offsetting movements in the cash flows of the hedged items.

Derivative financial instruments are recognised at fair value. Where derivatives do not fulfil the criteria for hedge accounting, they are classified as held-for-trading and changes in fair values are reported in the statement of operations. The fair value of forward exchange contracts is calculated by reference to current forward exchange rates for contracts with similar maturity profiles and equates to the current market price at the balance sheet date.

The portion of the gain or loss on a hedging instrument that is deemed to be an effective cash flow hedge is recognised directly in the hedging reserve in equity and the ineffective portion is recognised in the statement of operations. As the forward contracts are exercised the net cumulative gain or loss recognised in the hedging reserve is transferred to the statement of operations and reflected in the same line as the hedged item.

Exchangeable notes and derivative financial instruments
xx)	Exchangeable notes and derivative financial instruments

The Company’s exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method.

The embedded derivatives are initially recognised at fair value and are restated at their fair value at each reporting date. The fair value changes of the embedded derivatives are recognised in the statement of operations, except for changes in fair value related to the Group’s own credit risk, which are recorded in the statement of comprehensive income.

Where the exchangeable notes are redeemed early or repurchased in a way that does not alter the original conversion privileges, the consideration paid is allocated to the respective components and the amount of any gain or loss is recognised in the consolidated statement of operations.

Segment reporting
xxi)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors.

Tax (current and deferred)
xxii)	Tax (current and deferred)

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognised in the statement of operations except to the extent that it relates to items recognised directly in equity, in which case it is recognised in equity.

Current tax represents the expected tax payable or recoverable on the taxable profit for the year using tax rates enacted or substantively enacted at the balance sheet date in the countries where the company and its subsidiaries operate and generate income, and taking into account any adjustments stemming from prior years.

Deferred tax is provided on the basis of the balance sheet liability method on all temporary differences at the balance sheet date which is defined as the difference between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets and liabilities are not subject to discounting and are measured at the tax rates that are anticipated to apply in the period in which the asset is realised or the liability is settled based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Deferred tax assets are recognised when it is probable that future taxable profits will be available to utilize the associated losses or temporary differences. The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities.

Deferred tax assets and liabilities are recognised for all temporary differences (that is, differences between the carrying amount of the asset or liability and its tax base) with the exception of the following:

i.
Where the deferred tax liability arises from goodwill not deductible for tax purposes or the initial recognition of an asset or a liability in a transaction that is not a business combination and affects neither the accounting profit nor the taxable profit or loss at the time of the transaction; and

ii.
Where, in respect of temporary differences associated with investments in subsidiary undertakings, the timing of the reversal of the temporary difference is subject to control and it is probable that the temporary difference will not reverse in the foreseeable future.

Where goodwill is tax deductible, a deferred tax liability is not recognised on initial recognition of goodwill. It is recognised subsequently for the taxable temporary difference which arises when the goodwill is amortised for tax with no corresponding adjustment to the carrying value of the goodwill.

The carrying amounts of deferred tax assets are subject to review at each balance sheet date and are derecognised to the extent that future taxable profits are considered to be inadequate to allow all or part of any deferred tax asset to be utilised.

Provisions
xxiii)	Provisions

A provision is recognised in the balance sheet when the Group has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Cost of sales
xxiv)	Cost of sales
Cost of sales comprises product cost including manufacturing and payroll costs, quality control, shipping, handling, and packaging costs and the cost of services provided.
Finance income and costs
xxv)	Finance income and costs

Financing expenses comprise interest costs payable on leases and exchangeable notes. Interest payable on finance leases is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Financing expenses also includes the financing element of long term liabilities which have been discounted.

Finance income includes interest income on deposits and is recognised in the statement of operations as it accrues, using the effective interest method. Finance income also includes fair value adjustments to embedded derivatives associated with exchangeable notes.

Treasury shares
xxvi)	Treasury shares

When the Group purchases its own equity instruments (treasury shares), the costs, including any directly attributable incremental costs, are deducted from equity. No gain or loss is recognised in the statement of operations on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in share premium. Voting rights related to treasury shares are nullified for the Group and no dividends are allocated to them.

Equity
xxvii)	Equity

Share capital represents the nominal (par) value of shares that have been issued. Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

Profit or loss from discontinued operations
xxviii)	Profit or loss from discontinued operations

A discontinued operation is a component of the Group that either has been disposed of, or is classified as held for sale. Profit or loss from discontinued operations comprises the post-tax profit or loss of discontinued operations and the post-tax gain or loss resulting from the measurement and disposal of assets classified as held for sale.

Fair values
xxix)	Fair values

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data

New IFRS Standards and Interpretations not applied
xxx)	New IFRS Standards and Interpretations not applied

The IASB and IFRIC have issued additional standards and interpretations which are effective for periods starting after January 1, 2018, all of which have not yet been adopted by the EU. IFRS as adopted by the EU differ in certain respects from IFRS as issued by the IASB. However, the Group’s consolidated financial statements for the financial years presented would be no different had IFRS as issued by the IASB been applied. The following standards and interpretations have yet to be adopted by the Group:

International Financial Reporting Standards (IFRS/IAS)		Effective date
IFRS 16	Leases	January 1, 2019 (issued by the IASB with effectivity date of January 1, 2019)
IFRIC 23	Uncertainty over income tax	January 1, 2019 (issued by the IASB with effectivity date of January 1, 2019)

IFRS 16 Leases was issued in January 2016 and replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 – Operating Leases – Incentives and SIC-27 – Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The Group will adopt IFRS 16 on January 1, 2019 and will apply the modified retrospective approach on transition. Comparative results will not be restated.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for the majority of leases under a single on-balance sheet model, similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees which will be availed of by the Group – leases of ‘low-value’ assets (e.g. computers, small copiers costing less than US$5,000) and short-term leases (i.e. leases with a term of 12 months or less). It also includes an election, which permits a lessee not to separate non-lease components (e.g. maintenance) from lease components and instead capitalise both the lease cost and associated non-lease cost.

At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e. the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset). Lessees will be required to recognise separately the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Under IFRS 16, lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g. a change in lease term or a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. Trinity Biotech has entered into operating leases for a range of assets, principally relating to premises, plant and machinery, vehicles and equipment.

The adoption of the new standard will have a material impact on the Group’s consolidated financial statements, as follows:

Statement of Operations
The adoption of the new standard will lead to a reduction in profit in the short term but this will reverse over the life of the leases. The Group currently recognises operating lease expenses in operating costs. The Group’s lease expense for 2018 was US$3.0 million (2017 US$3.0 million) and is disclosed in Note 5 to the consolidated financial statements. A significant majority of these lease expenses will not be recognised in the Group’s statement of operations beginning January 1, 2019. Instead, right-of-use assets will be capitalised and depreciated over the term of the lease with an associated finance cost applied to the lease liability. In 2019, the depreciation and finance cost for right-of-use assets will exceed what would have been the charged for operating lease expenses and therefore profit will decrease.

Balance Sheet
At transition date, the Group will determine the lease payments outstanding at that date and apply the appropriate discount rate to calculate the present value of the lease payments. The Group’s commitments outstanding on all leases as at December 31, 2018 is US$25.7 million (2017: US$22.1 million) (see Note 26(b) to the consolidated financial statements). The related right-of-use assets will be recognised within Property, Plant and equipment. Our existing finance lease liabilities (refer Note 25) are not affected by the new standard. Similarly, our lessor accounting will not be impacted by IFRS 16 (refer to finance lease receivable in Note 17).

The Group has assessed the impact of the new standard but the exact financial impact of the standard is as yet unknown. The Group’s commitment as at December 31, 2018 provides an indication of the scale of leases held and how significant leases currently are to Trinity Biotech’s business.

In addition to the impacts above, there will also be significantly increased disclosures when the Group adopts IFRS 16, including the following:

•	Depreciation charge for Right-of-Use assets
•	Additions to Right-of-Use assets
•	Financial expense for lease liabilities
•	Expense recognised for short term leases (<12mths)
•	Expense recognised for low value leases
•	Income from subletting Right-of-Use assets
•	Total cash outflow for leases

The Group has adopted the following standards and amendments during the year:

•	IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions
•	IFRS 15 Revenue from Contracts with Customers
•	IFRS 9 Financial Instruments

The Group has adopted  IFRS 2, Share-based Payments for its 2018 financial year. The amended standard had no impact on the financial statements.

The Group has adopted IFRS 15, Revenue from Contracts with Customers for its 2018 financial year. As permitted by the standard, the Group has adopted the modified transitional provisions and as such the 2017 results remain as previously reported. As expected, the new standard did not lead to a material difference in the timing of recognising revenue.  The main impact on the financial statements is the increased disclosure obligations including expanded disclosure in respect of disaggregated revenue from contracts with customers and separate disclosure of contract assets. We have also updated our accounting policy for revenue recognition.

The Group has adopted  IFRS 9, Financial Instruments for its 2018 financial year. The new standard affects the recording of fair value movements of the put and call options in our exchangeable notes. Movements in fair value related to the Group’s own credit risk are recorded in the statement of comprehensive income. There were no such movements in 2018. There have been no changes in classifications as a result of the application of IFRS 9.